INTANGIBLE ASSETS (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
INTANGIBLE ASSETS
Transfers Held for Sales/Merger	R$ (222,584)
Balance on ending period	4,992,176
Transmission
INTANGIBLE ASSETS
Balance on beginning period	2,092
Balance on ending period	R$ 2,092